BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
BASIS OF PRESENTATION	BASIS OF PRESENTATION
The Company
Galaxy Digital Holdings LP (“GDH LP” and, together with its consolidated subsidiaries, the “Company,” “Galaxy,” “we,” “us,” or “our”) is a Cayman Islands exempted limited partnership formed on May 11, 2018. The Company’s principal address is 300 Vesey Street, New York, New York 10282. GDH LP, an operating partnership, is managed by the board of managers and officers of its general partner, Galaxy Digital Holdings GP LLC (“GDH GP” or the “General Partner”). Galaxy is a Cayman exempted limited partnership which is treated as a partnership for U.S. federal tax purposes. Galaxy Digital Holdings Ltd. (“GDH Ltd.”) holds a minority investment in the Company and has an active public listing on the Toronto Stock Exchange (“TSX”) under the ticker “GLXY.” Galaxy is a technology-driven diversified financial services and investment management firm that provides institutions with a full suite of scaled financial solutions spanning the digital assets ecosystem. Galaxy’s mission is engineering a new economic paradigm. Today, the Company is primarily focused on digital assets and blockchain technology, and how these technological innovations will alter the way we store and transfer value. The Company manages and reports its activities in the following three segments: Digital Assets, Data Centers, and Treasury and Corporate.
General Partner
GDH GP is a limited liability company incorporated under the laws of the Cayman Islands on July 26, 2018 and serves as the general partner of GDH LP. The sole member of the General Partner is Galaxy Group Investments LLC (“GGI”). The General Partner has a board of managers and officers (the “Board of Managers”). On November 24, 2022, GDH LP, GDH GP, GDH Ltd. and GDH Intermediate LLC (a wholly-owned subsidiary of GDH Ltd.) entered into a fifth amended and restated limited partnership agreement (as amended from time to time, the “LPA”).
Basis of Presentation
The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of GDH LP, its wholly-owned subsidiaries and all entities in which it holds a controlling financial interest. All intercompany balances and transactions have been eliminated.
Change in Presentation
Certain comparative figures in the Company’s consolidated statements of operations have been reclassified to conform to the current year’s presentation.